DEPOSITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of interest expense on deposits [Abstract]
Savings and interest bearing checking	$ 1,830,000	$ 2,263,000	$ 2,829,000
Time deposits under $100,000	4,838,000	10,349,000	22,204,000
Time deposits of $100,000 or more	2,245,000	2,645,000	3,131,000
Total Deposits	8,913,000	15,257,000	28,164,000
Time Deposits in denominations of 100,00 or more amounted	146,400,000	188,600,000
Summary of the maturity of time deposits [Abstract]
2013	285,433,000
2014	74,529,000
2015	27,054,000
2016	19,986,000
2017	11,183,000
2018 and thereafter	743,000
Total	418,928,000
Time deposits acquired through broker relationships	14,600,000	13,800,000
Summary of reciprocal deposits [Abstract]
Demand	545,000	0
Money market	700,000	0
Time	31,997,000	28,508,000
Total	$ 33,242,000	$ 28,508,000